INCOME TAXES (Tables)	6 Months Ended
Jan. 31, 2024
Income Tax Disclosure [Abstract]
Schedule of components of income tax expense

	For the six months ended
	January 31, 2024	January 31, 2023
	(Unaudited)	(Unaudited)
Current Hong Kong	$11,972	$–
Deferred Hong Kong	–	–
Provision (benefit) for income taxes	$11,972	$–

Schedule of effective income tax reconciliation

	For the six months ended January 31, 2024	For the six months ended January 31, 2023
	(Unaudited)	(Unaudited)
Hong Kong statutory income tax rate	8.25%	8.25%
Prior year overaccrual of provision for income taxes	(4.32)%	–
Change in deferred tax asset valuation allowance		(8.25)%
Effective tax rate	3.93%	–%